Marketable securities - Narrative (Details)			9 Months Ended		12 Months Ended
		Apr. 27, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2017 kr / shares	Apr. 30, 2017 USD ($)	Apr. 25, 2017	Jun. 30, 2015 $ / shares
Gain (Loss) on Investments [Line Items]
Marketable securities					$ 124,000,000	$ 110,000,000
Loss on impairment of investments					841,000,000	895,000,000	$ 1,285,000,000	[1]
Total impairment of marketable securities investments (reclassification from OCI)					0	153,000,000	752,000,000
Cumulative unrealized fair value gains					31,000,000	17,000,000
Share price | $ / shares				$ 5.90								$ 10.34
Restatement Adjustment | Other adjustments
Gain (Loss) on Investments [Line Items]
Loss on impairment of investments	[1]						11,000,000
SapuraKencana
Gain (Loss) on Investments [Line Items]
Impairment charge							167,000,000
Marketable securities							195,000,000
Total impairment of marketable securities investments (reclassification from OCI)				$ 167,000,000	0	0	$ 178,000,000
Proceeds from available-for-sale securities		$ 195,000,000
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Marketable securities					96,000,000	110,000,000
Cumulative unrealized fair value gains					$ 3,000,000	$ 17,000,000
Seadrill Partners LLC | Reclassification out of Accumulated Other Comprehensive Income
Gain (Loss) on Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)			$ (153,000,000)	$ 574,000,000
Archer Limited (Archer)
Gain (Loss) on Investments [Line Items]
Ownership interest (as percent)					15.69%	39.72%	39.90%				31.89%
Available-for-sale securities										$ 0
Available-for-sale equity securities, accumulated gain										$ 10,000,000
Gain on realization of marketable securities					$ 28,000,000
Share price | kr / shares									kr 10.05

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